SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES (Details)	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]	Leasehold Improvements [Member]
Trucks [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives		5 years
Containers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives		5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives		2 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives		3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	7 years	7 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	8 years	8 years
Waste and Recycling Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years	5 years